Shareholder Report, Holdings (Details)	Dec. 31, 2024
Empower S&P Small Cap 600 Index Fund - Class L | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Empower S&P Small Cap 600 Index Fund - Class L | Bath & Body Works Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower S&P Small Cap 600 Index Fund - Class L | U.S. Treasury Bills 4.32% [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower S&P Small Cap 600 Index Fund - Class L | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.59%
Empower S&P Small Cap 600 Index Fund - Class L | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Empower S&P Small Cap 600 Index Fund - Class L | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
Empower S&P Small Cap 600 Index Fund - Class L | Robert Half Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600 Index Fund - Class L | VF Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600 Index Fund - Class L | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Empower S&P Small Cap 600 Index Fund - Class L | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.48%
Empower S&P Small Cap 600 Index Fund - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.46%
Empower S&P Small Cap 600 Index Fund - Class L | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.19%
Empower S&P Small Cap 600 Index Fund - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.68%
Empower S&P Small Cap 600 Index Fund - Class L | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.67%
Empower S&P Small Cap 600 Index Fund - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.58%
Empower S&P Small Cap 600 Index Fund - Class L | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
Empower S&P Small Cap 600 Index Fund - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
Empower S&P Small Cap 600 Index Fund - Class L | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.04%
Empower S&P Small Cap 600 Index Fund - Class L | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Empower S&P Small Cap 600 Index Fund - Class L | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Empower S&P Small Cap 600 Index Fund - Class L | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Bath & Body Works Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower S&P Small Cap 600 Index Fund - Institutional Class | U.S. Treasury Bills 4.32% [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.59%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Empower S&P Small Cap 600 Index Fund - Institutional Class | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Robert Half Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600 Index Fund - Institutional Class | VF Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600 Index Fund - Institutional Class | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Empower S&P Small Cap 600 Index Fund - Institutional Class | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.48%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.46%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.19%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.68%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.67%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.58%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.04%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Empower S&P Small Cap 600 Index Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower S&P Small Cap 600 Index Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Empower S&P Small Cap 600 Index Fund - Investor Class | Bath & Body Works Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower S&P Small Cap 600 Index Fund - Investor Class | U.S. Treasury Bills 4.32% [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower S&P Small Cap 600 Index Fund - Investor Class | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.59%
Empower S&P Small Cap 600 Index Fund - Investor Class | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Empower S&P Small Cap 600 Index Fund - Investor Class | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
Empower S&P Small Cap 600 Index Fund - Investor Class | Robert Half Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600 Index Fund - Investor Class | VF Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600 Index Fund - Investor Class | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Empower S&P Small Cap 600 Index Fund - Investor Class | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.48%
Empower S&P Small Cap 600 Index Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.46%
Empower S&P Small Cap 600 Index Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.19%
Empower S&P Small Cap 600 Index Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.68%
Empower S&P Small Cap 600 Index Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.67%
Empower S&P Small Cap 600 Index Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.58%
Empower S&P Small Cap 600 Index Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
Empower S&P Small Cap 600 Index Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
Empower S&P Small Cap 600 Index Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.04%
Empower S&P Small Cap 600 Index Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Empower S&P Small Cap 600 Index Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Empower S&P Small Cap 600 Index Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
Empower Small Cap Growth Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.57%
Empower Small Cap Growth Fund - Institutional Class | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.38%
Empower Small Cap Growth Fund - Institutional Class | SS&C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower Small Cap Growth Fund - Institutional Class | Avantor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower Small Cap Growth Fund - Institutional Class | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Small Cap Growth Fund - Institutional Class | Box Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Empower Small Cap Growth Fund - Institutional Class | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower Small Cap Growth Fund - Institutional Class | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Small Cap Growth Fund - Institutional Class | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Small Cap Growth Fund - Institutional Class | Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.02%
Empower Small Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.12%
Empower Small Cap Growth Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	33.79%
Empower Small Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.52%
Empower Small Cap Growth Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.55%
Empower Small Cap Growth Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.73%
Empower Small Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower Small Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.37%
Empower Small Cap Growth Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.13%
Empower Small Cap Growth Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.57%
Empower Small Cap Growth Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.57%
Empower Small Cap Growth Fund - Investor Class | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.38%
Empower Small Cap Growth Fund - Investor Class | SS&C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.26%
Empower Small Cap Growth Fund - Investor Class | Avantor Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower Small Cap Growth Fund - Investor Class | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.15%
Empower Small Cap Growth Fund - Investor Class | Box Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Empower Small Cap Growth Fund - Investor Class | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower Small Cap Growth Fund - Investor Class | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Small Cap Growth Fund - Investor Class | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Empower Small Cap Growth Fund - Investor Class | Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.02%
Empower Small Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.12%
Empower Small Cap Growth Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	33.79%
Empower Small Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.52%
Empower Small Cap Growth Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.55%
Empower Small Cap Growth Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.73%
Empower Small Cap Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower Small Cap Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.37%
Empower Small Cap Growth Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.13%
Empower Small Cap Growth Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.57%
Empower Small Cap Value Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
Empower Small Cap Value Fund - Institutional Class | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Empower Small Cap Value Fund - Institutional Class | Knife River Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.19%
Empower Small Cap Value Fund - Institutional Class | United States Cellular Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
Empower Small Cap Value Fund - Institutional Class | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Small Cap Value Fund - Institutional Class | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.03%
Empower Small Cap Value Fund - Institutional Class | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Empower Small Cap Value Fund - Institutional Class | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Empower Small Cap Value Fund - Institutional Class | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
Empower Small Cap Value Fund - Institutional Class | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%
Empower Small Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.59%
Empower Small Cap Value Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.26%
Empower Small Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.65%
Empower Small Cap Value Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
Empower Small Cap Value Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.68%
Empower Small Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.74%
Empower Small Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.11%
Empower Small Cap Value Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.66%
Empower Small Cap Value Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
Empower Small Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.26%
Empower Small Cap Value Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
Empower Small Cap Value Fund - Investor Class | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Empower Small Cap Value Fund - Investor Class | Knife River Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.19%
Empower Small Cap Value Fund - Investor Class | United States Cellular Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
Empower Small Cap Value Fund - Investor Class | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.09%
Empower Small Cap Value Fund - Investor Class | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.03%
Empower Small Cap Value Fund - Investor Class | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Empower Small Cap Value Fund - Investor Class | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Empower Small Cap Value Fund - Investor Class | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
Empower Small Cap Value Fund - Investor Class | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%
Empower Small Cap Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.59%
Empower Small Cap Value Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.26%
Empower Small Cap Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.65%
Empower Small Cap Value Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
Empower Small Cap Value Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.68%
Empower Small Cap Value Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.74%
Empower Small Cap Value Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.11%
Empower Small Cap Value Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.66%
Empower Small Cap Value Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
Empower Small Cap Value Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.26%